Share Based Payments - Equity incentive plan (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended				3 Months Ended					12 Months Ended
	Mar. 25, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 26, 2014	Mar. 25, 2014 Initial Equity Incentive Plan	Oct. 15, 2012 Initial Equity Incentive Plan	Mar. 26, 2014 New Equity Incentive Plan	Dec. 31, 2012 New Equity Incentive Plan	Dec. 31, 2012 Reverse Stock Split Adjustment	Dec. 31, 2014 Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ten for one reverse stock split		15-for-1		10-for-1
Number of shares reserved for issuance under the plan						2,000,000		5,500,000	2,000,000	9,966,733	996,673
Number of shares cancelled under equity incentive plan	68,401						68,401
Number of outstanding and exercisable options		2,800	2,800	2,800
Options exercise price		$ 120	$ 120	$ 120
Weighted average remaining contractual life of the options			2 years 10 months 21 days
Unrecognized compensation cost		$ 1,446,122	$ 1,446,122
Expected period of recognition for unrecognized compensation cost			1 year 4 months 3 days
Share based compensation			$ 805,469	$ 2,536,702	$ 4,840,626
Shares granted			450,000									32,000
Grant date fair value			$ 4.41									$ 6.67
Vesting period												2 years